Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005506
Average Annual Return [Line Items]
Average Annual Return, Percent	40.27%	16.54%		17.28%
Without Sales Load [Member] | C000005507
Average Annual Return [Line Items]
Average Annual Return, Percent	39.88%	16.22%		16.98%
Without Sales Load [Member] | C000169947
Average Annual Return [Line Items]
Average Annual Return, Percent	40.43%	16.68%	19.57%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.42%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.08%	21.06%		20.70%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.08%	21.06%		20.70%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.08%	21.06%	22.83%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.86%